Matthews China Dividend Fund	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 97.1%
	Shares	Value
Consumer Discretionary: 34.9%
Broadline Retail: 11.3%
Alibaba Group Holding, Ltd.	686,600	$9,124,079
JD.com, Inc. Class A	114,200	2,290,609
		11,414,688
Hotels, Restaurants & Leisure: 9.2%
Meituan Class Bb,c,d	222,600	4,726,998
Yum China Holdings, Inc.	46,709	2,102,839
Trip.com Group, Ltd.[c]	34,700	2,087,848
Tam Jai International Co., Ltd.	2,847,000	306,811
		9,224,496
Household Durables: 5.0%
Haier Smart Home Co., Ltd. D Shares	1,044,755	2,116,603
Jason Furniture Hangzhou Co., Ltd. A Shares	319,500	1,400,246
Beijing Roborock Technology Co., Ltd. A Shares	25,623	1,008,778
Midea Group Co., Ltd.[c]	56,500	539,646
		5,065,273
Automobile Components: 2.9%
Fuyao Glass Industry Group Co., Ltd. H Shares[b,d]	435,200	2,925,089
Textiles, Apparel & Luxury Goods: 2.4%
Stella International Holdings, Ltd.	714,000	1,352,371
ANTA Sports Products, Ltd.	90,000	1,065,406
		2,417,777
Automobiles: 2.4%
BYD Co., Ltd. A Shares	55,400	2,393,691
Diversified Consumer Services: 1.7%
New Oriental Education & Technology Group, Inc.	217,800	1,662,175
Total Consumer Discretionary		35,103,189

Financials: 17.0%
Insurance: 7.9%
Ping An Insurance Group Co. of China, Ltd. H Shares	778,500	4,888,614
AIA Group, Ltd.	348,200	3,040,781
		7,929,395
Banks: 5.4%
China Construction Bank Corp. H Shares	4,848,000	3,615,155
Postal Savings Bank of China Co., Ltd. H Shares[b,d]	3,138,000	1,854,652
		5,469,807
Capital Markets: 3.7%
Hong Kong Exchanges & Clearing, Ltd.	65,500	2,675,699
Huatai Securities Co., Ltd. H Shares[b,d]	632,600	1,011,091
		3,686,790
Total Financials		17,085,992

Industrials: 10.8%
Commercial Services & Supplies: 2.6%
China Everbright Environment Group, Ltd.	5,452,000	2,614,062

	Shares	Value
Transportation Infrastructure: 2.6%
Anhui Expressway Co., Ltd. H Shares	2,136,000	$2,593,803
Trading Companies & Distributors: 2.1%
BOC Aviation, Ltd.[b,d]	250,500	2,071,966
Machinery: 1.4%
Yangzijiang Shipbuilding Holdings, Ltd.	765,300	1,460,650
Electrical Equipment: 1.1%
Ningbo Orient Wires & Cables Co., Ltd. A Shares	142,800	1,118,039
Ground Transportation: 1.0%
Full Truck Alliance Co., Ltd. ADR	116,928	1,053,521
Total Industrials		10,912,041

Communication Services: 10.7%
Interactive Media & Services: 10.7%
Tencent Holdings, Ltd.	172,500	9,591,844
Kanzhun, Ltd. ADR	66,858	1,160,655
Total Communication Services		10,752,499

Consumer Staples: 8.7%
Beverages: 4.3%
Tsingtao Brewery Co., Ltd. H Shares	322,000	2,496,141
Wuliangye Yibin Co., Ltd. A Shares	80,600	1,846,642
		4,342,783
Food Products: 2.6%
WH Group, Ltd.[b,d]	2,013,500	1,585,831
China Feihe, Ltd.[b,d]	1,402,000	1,052,366
		2,638,197
Personal Care Products: 1.8%
Giant Biogene Holding Co., Ltd.[b,d]	275,200	1,780,511
Total Consumer Staples		8,761,491

Energy: 4.3%
Oil, Gas & Consumable Fuels: 4.3%
China Suntien Green Energy Corp., Ltd. H Shares	5,490,000	2,562,168
PetroChina Co., Ltd. H Shares	2,192,000	1,768,225
Total Energy		4,330,393

Real Estate: 3.2%
Real Estate Management & Development: 3.2%
Onewo, Inc. H Shares	666,530	2,187,068
KE Holdings, Inc. ADR	49,588	987,297
Total Real Estate		3,174,365

Health Care: 2.8%
Health Care Equipment & Supplies: 1.7%
AK Medical Holdings, Ltd.[b,d]	2,526,000	1,705,911
Health Care Providers & Services: 1.1%
Gushengtang Holdings, Ltd.	185,200	1,068,126
Total Health Care		2,774,037
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Matthews China Dividend Fund	September 30, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Information Technology: 2.6%
Electronic Equipment, Instruments & Components: 2.6%
E Ink Holdings, Inc.	179,000	$1,659,300
Wasion Holdings, Ltd.	1,192,000	981,517
Total Information Technology		2,640,817

Materials: 2.1%
Construction Materials: 2.1%
China Jushi Co., Ltd. A Shares	1,273,907	2,119,875
Total Materials		2,119,875

Total Investments: 97.1%		97,654,699
(Cost $86,458,167)
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.9%		2,933,037
Net Assets: 100.0%		$100,587,736

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $18,714,415, which is 18.61% of net assets.
c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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